Distribution Date:	10/19/26	Benchmark 2025-V14 Mortgage Trust
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-V14

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Attention: Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.

Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	C-IV Asset Management LLC
Principal Prepayment Detail	17
			Jenna Unell		Jenna.unell@c4cp.com

Historical Detail	18		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States

Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC

Collateral Stratification and Historical Detail	20	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	21
			600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Computershare Trust Company, N.A.

Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Holder	400 Capital Management LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08164BAA8	4.837200%	2,019,000.00	1,473,259.55	36,432.20	5,938.71	0.00	0.00	42,370.91	1,436,827.35	30.02%	30.00%
A-2	08164BAB6	5.221600%	18,500,000.00	18,500,000.00	0.00	80,499.67	0.00	0.00	80,499.67	18,500,000.00	30.02%	30.00%
A-3	08164BAC4	5.176100%	130,000,000.00	130,000,000.00	0.00	560,744.17	0.00	0.00	560,744.17	130,000,000.00	30.02%	30.00%
A-4	08164BAD2	5.659900%	506,951,000.00	506,951,000.00	0.00	2,391,076.64	0.00	0.00	2,391,076.64	506,951,000.00	30.02%	30.00%
A-M	08164BAG5	6.089800%	102,143,000.00	102,143,000.00	0.00	518,358.70	0.00	0.00	518,358.70	102,143,000.00	19.14%	19.13%
B	08164BAH3	6.389905%	45,788,000.00	45,788,000.00	0.00	243,817.46	0.00	0.00	243,817.46	45,788,000.00	14.26%	14.25%
C	08164BAJ9	6.389905%	37,570,000.00	37,570,000.00	0.00	200,057.26	0.00	0.00	200,057.26	37,570,000.00	10.26%	10.25%
D	08164BAM2	4.500000%	11,552,000.00	11,552,000.00	0.00	43,320.00	0.00	0.00	43,320.00	11,552,000.00	9.03%	9.02%
E-RR	08164BAP5	6.389905%	20,147,000.00	20,147,000.00	0.00	107,281.17	0.00	0.00	107,281.17	20,147,000.00	6.88%	6.88%
F-RR	08164BAR1	6.389905%	14,089,000.00	14,089,000.00	0.00	75,022.80	0.00	0.00	75,022.80	14,089,000.00	5.38%	5.38%
G-RR	08164BAT7	6.389905%	15,263,000.00	15,263,000.00	0.00	81,274.26	0.00	0.00	81,274.26	15,263,000.00	3.75%	3.75%
J-RR*	08164BAV2	6.389905%	35,221,692.00	35,221,692.00	0.00	180,156.88	0.00	0.00	180,156.88	35,221,692.00	0.00%	0.00%
R	08164BAZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08164BAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,243,692.00	938,697,951.55	36,432.20	4,487,547.72	0.00	0.00	4,523,979.92	938,661,519.35

X-A	08164BAE0	0.767292%	759,613,000.00	759,067,259.55	0.00	485,354.89	0.00	0.00	485,354.89	759,030,827.35
X-D	08164BAK6	1.889905%	11,552,000.00	11,552,000.00	0.00	18,193.48	0.00	0.00	18,193.48	11,552,000.00
Notional SubTotal			771,165,000.00	770,619,259.55	0.00	503,548.37	0.00	0.00	503,548.37	770,582,827.35

Deal Distribution Total					36,432.20	4,991,096.09	0.00	0.00	5,027,528.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08164BAA8	729.69764735	18.04467558	2.94141159	0.00000000	0.00000000	0.00000000	0.00000000	20.98608717	711.65297177
A-2	08164BAB6	1,000.00000000	0.00000000	4.35133351	0.00000000	0.00000000	0.00000000	0.00000000	4.35133351	1,000.00000000
A-3	08164BAC4	1,000.00000000	0.00000000	4.31341669	0.00000000	0.00000000	0.00000000	0.00000000	4.31341669	1,000.00000000
A-4	08164BAD2	1,000.00000000	0.00000000	4.71658334	0.00000000	0.00000000	0.00000000	0.00000000	4.71658334	1,000.00000000
A-M	08164BAG5	1,000.00000000	0.00000000	5.07483332	0.00000000	0.00000000	0.00000000	0.00000000	5.07483332	1,000.00000000
B	08164BAH3	1,000.00000000	0.00000000	5.32492050	0.00000000	0.00000000	0.00000000	0.00000000	5.32492050	1,000.00000000
C	08164BAJ9	1,000.00000000	0.00000000	5.32492042	0.00000000	0.00000000	0.00000000	0.00000000	5.32492042	1,000.00000000
D	08164BAM2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	08164BAP5	1,000.00000000	0.00000000	5.32492034	0.00000000	0.00000000	0.00000000	0.00000000	5.32492034	1,000.00000000
F-RR	08164BAR1	1,000.00000000	0.00000000	5.32492015	0.00000000	0.00000000	0.00000000	0.00000000	5.32492015	1,000.00000000
G-RR	08164BAT7	1,000.00000000	0.00000000	5.32492040	0.00000000	0.00000000	0.00000000	0.00000000	5.32492040	1,000.00000000
J-RR	08164BAV2	1,000.00000000	0.00000000	5.11494110	0.20997941	3.42972478	0.00000000	0.00000000	5.11494110	1,000.00000000
R	08164BAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08164BAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08164BAE0	999.28155462	0.00000000	0.63895022	0.00000000	0.00000000	0.00000000	0.00000000	0.63895022	999.23359309
X-D	08164BAK6	1,000.00000000	0.00000000	1.57492036	0.00000000	0.00000000	0.00000000	0.00000000	1.57492036	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	5,938.71	0.00	5,938.71	0.00	0.00	0.00	5,938.71	0.00
A-2	09/01/26 - 09/30/26	30	0.00	80,499.67	0.00	80,499.67	0.00	0.00	0.00	80,499.67	0.00
A-3	09/01/26 - 09/30/26	30	0.00	560,744.17	0.00	560,744.17	0.00	0.00	0.00	560,744.17	0.00
A-4	09/01/26 - 09/30/26	30	0.00	2,391,076.64	0.00	2,391,076.64	0.00	0.00	0.00	2,391,076.64	0.00
A-M	09/01/26 - 09/30/26	30	0.00	518,358.70	0.00	518,358.70	0.00	0.00	0.00	518,358.70	0.00
B	09/01/26 - 09/30/26	30	0.00	243,817.46	0.00	243,817.46	0.00	0.00	0.00	243,817.46	0.00
C	09/01/26 - 09/30/26	30	0.00	200,057.26	0.00	200,057.26	0.00	0.00	0.00	200,057.26	0.00
X-A	09/01/26 - 09/30/26	30	0.00	485,354.89	0.00	485,354.89	0.00	0.00	0.00	485,354.89	0.00
X-D	09/01/26 - 09/30/26	30	0.00	18,193.48	0.00	18,193.48	0.00	0.00	0.00	18,193.48	0.00
D	09/01/26 - 09/30/26	30	0.00	43,320.00	0.00	43,320.00	0.00	0.00	0.00	43,320.00	0.00
E-RR	09/01/26 - 09/30/26	30	0.00	107,281.17	0.00	107,281.17	0.00	0.00	0.00	107,281.17	0.00
F-RR	09/01/26 - 09/30/26	30	0.00	75,022.80	0.00	75,022.80	0.00	0.00	0.00	75,022.80	0.00
G-RR	09/01/26 - 09/30/26	30	0.00	81,274.26	0.00	81,274.26	0.00	0.00	0.00	81,274.26	0.00
J-RR	09/01/26 - 09/30/26	30	113,404.88	187,552.71	0.00	187,552.71	7,395.83	0.00	0.00	180,156.88	120,800.71
Totals			113,404.88	4,998,491.92	0.00	4,998,491.92	7,395.83	0.00	0.00	4,991,096.09	120,800.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,027,528.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,011,475.49	Master Servicing Fee	2,791.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,174.50
Interest Adjustments	8.20	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.12
ARD Interest	0.00	Operating Advisor Fee	1,634.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,011,483.69	Total Fees	12,991.76

Principal		Expenses/Reimbursements
Scheduled Principal	36,432.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,395.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	36,432.20	Total Expenses/Reimbursements	7,395.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,991,096.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	36,432.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,027,528.29
Total Funds Collected	5,047,915.89	Total Funds Distributed	5,047,915.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	938,697,952.35	938,697,952.35	Beginning Certificate Balance	938,697,951.55
(-) Scheduled Principal Collections	36,432.20	36,432.20	(-) Principal Distributions	36,432.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	938,661,520.15	938,661,520.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	938,697,952.35	938,697,952.35	Ending Certificate Balance	938,661,519.35
Ending Actual Collateral Balance	938,661,520.15	938,661,520.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	9	58,059,696.98	6.19%	41	6.3396	1.847970	1.49 or less	25	661,275,000.00	70.45%	41	6.3456	1.292174
$10,000,000 to $19,999,999	14	178,900,000.00	19.06%	38	6.2190	1.579053	1.50 to 1.99	8	139,801,823.17	14.89%	37	6.3764	1.601460
$20,000,000 to $29,999,999	7	151,801,823.17	16.17%	41	6.4577	1.621520	2.00 to 2.49	7	119,584,696.98	12.74%	41	6.9250	2.156830
$30,000,000 to $39,999,999	2	65,500,000.00	6.98%	41	6.3544	1.338321	2.50 or greater	2	18,000,000.00	1.92%	39	5.4310	2.620000
$40,000,000 to $49,999,999	6	255,400,000.00	27.21%	41	6.3294	1.273838	Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
$50,000,000 to $59,999,999	3	159,000,000.00	16.94%	41	6.6090	1.491950
$60,000,000 or greater	1	70,000,000.00	7.46%	41	6.7000	1.390000
Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	11,000,000.00	1.17%	41	6.4200	1.550000
							Industrial	3	23,548,696.98	2.51%	21	6.4349	1.973629
California	8	72,532,026.14	7.73%	40	6.0067	1.431176
							Lodging	2	33,301,823.17	3.55%	41	6.8286	1.632365
Connecticut	1	70,000,000.00	7.46%	41	7.3790	2.050000
							Mixed Use	8	86,956,862.74	9.26%	40	5.8122	1.684259
Florida	1	70,000,000.00	7.46%	41	6.6580	1.420000
							Mobile Home Park	1	7,500,000.00	0.80%	41	6.0280	1.900000
Idaho	1	59,000,000.00	6.29%	40	5.9150	1.080000
							Multi-Family	18	427,600,000.00	45.55%	41	6.4021	1.258255
Illinois	2	44,500,000.00	4.74%	40	6.6470	1.260000
							Office	7	231,643,137.25	24.68%	41	6.5383	1.668187
Kansas	7	18,699,937.94	1.99%	26	6.0949	2.046064
							Retail	3	86,736,000.00	9.24%	41	6.7089	1.476151
Massachusetts	3	74,779,738.56	7.97%	41	6.0051	1.488146
							Self Storage	19	41,375,000.00	4.41%	41	6.0413	1.677795
Michigan	1	7,500,000.00	0.80%	41	6.0280	1.900000
							Totals	61	938,661,520.15	100.00%	40	6.4065	1.473857
Missouri	1	7,600,000.00	0.81%	42	6.9150	2.080000

New Jersey	4	76,500,000.00	8.15%	41	6.5220	1.213359

New Mexico	1	21,500,000.00	2.29%	41	6.2800	1.210000

New York	6	108,498,696.98	11.56%	40	5.8963	1.816436

North Carolina	3	46,725,000.00	4.98%	41	6.7161	1.286779

Ohio	1	25,701,823.17	2.74%	41	6.8030	1.500000

Oklahoma	2	35,500,000.00	3.78%	41	6.7600	1.320000

Tennessee	1	3,036,131.00	0.32%	41	5.5000	2.320000

Texas	13	61,663,931.06	6.57%	38	6.3460	1.425289

Virginia	1	43,000,000.00	4.58%	41	6.2600	1.070000

Washington	3	80,924,235.29	8.62%	41	6.6672	1.456999

Totals	61	938,661,520.15	100.00%	40	6.4065	1.473857

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.000% or less	12	238,350,000.00	25.39%	40	5.7858	1.421993	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.500%	14	245,323,696.98	26.14%	39	6.2708	1.508566	13 months or greater	42	938,661,520.15	100.00%	40	6.4065	1.473857
	6.501% to 6.750%	10	310,450,000.00	33.07%	41	6.6753	1.341852	Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
	6.751% to 7.000%	4	74,537,823.17	7.94%	41	6.8053	1.534203
	7.001% or greater	2	70,000,000.00	7.46%	41	7.3790	2.050000
	Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	42	938,661,520.15	100.00%	40	6.4065	1.473857	Interest Only	40	907,911,000.00	96.72%	40	6.3964	1.468023
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or less	2	30,750,520.15	3.28%	41	6.7040	1.646122
	Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857	360 or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	77,000,000.00	8.20%	41	6.3935	1.431433			No outstanding loans in this group
	12 months or less	35	791,661,520.15	84.34%	40	6.4515	1.480977
	13 months to 24 months	5	70,000,000.00	7.46%	40	5.9116	1.440000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	938,661,520.15	100.00%	40	6.4065	1.473857
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-4-2	30323148	MU	Various	Various	Actual/360	5.912%	98,527.45	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	10/06/26
1A-5-2-2	30323149	MU	Various	Various	Actual/360	5.912%	24,631.86	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	10/06/26
1A-5-3	30323150	Various Various		CA	Actual/360	5.912%	54,190.10	0.00	0.00	N/A	02/06/30	--	11,000,000.00	11,000,000.00	10/06/26
1A-6-3	30323151	MU	Seattle	WA	Actual/360	5.912%	49,263.73	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	10/06/26
1A-7-1	30323152	MU	San Diego	CA	Actual/360	5.912%	118,232.94	0.00	0.00	N/A	02/06/30	--	24,000,000.00	24,000,000.00	10/06/26
2A-1	30511875	OF	Fort Lauderdale	FL	Actual/360	6.658%	277,416.67	0.00	0.00	N/A	03/06/30	--	50,000,000.00	50,000,000.00	10/06/26
2A-3	30511877				Actual/360	6.658%	110,966.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	10/06/26
3A-1	30511949	RT	Redmond	WA	Actual/360	6.700%	390,833.33	0.00	0.00	N/A	03/06/30	--	70,000,000.00	70,000,000.00	10/06/26
4A-1	30511882	OF	Stamford	CT	Actual/360	7.379%	307,458.33	0.00	0.00	N/A	03/06/30	--	50,000,000.00	50,000,000.00	10/06/26
4A-3	30511884				Actual/360	7.379%	122,983.33	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	10/06/26
5	30511714	MF	Boise	ID	Actual/360	5.915%	290,820.83	0.00	0.00	N/A	02/06/30	--	59,000,000.00	59,000,000.00	10/06/26
6	30511843	MF	Chicago	IL	Actual/360	6.647%	246,492.92	0.00	0.00	N/A	02/06/30	--	44,500,000.00	44,500,000.00	10/06/26
7	30511897	MF	Mays Landing	NJ	Actual/360	6.670%	245,678.33	0.00	0.00	N/A	03/06/30	--	44,200,000.00	44,200,000.00	10/06/26
8	30511934	MF	Newport News	VA	Actual/360	6.260%	224,316.67	0.00	0.00	N/A	03/06/30	--	43,000,000.00	43,000,000.00	10/06/26
9	30511896	MF	Fayetteville	NC	Actual/360	6.740%	237,023.33	0.00	0.00	N/A	03/06/30	--	42,200,000.00	42,200,000.00	10/06/26
10	30511940	MF	Boston	MA	Actual/360	6.080%	210,266.67	0.00	0.00	N/A	03/06/30	--	41,500,000.00	41,500,000.00	10/06/26
11A-11	30323156	OF	New York	NY	Actual/360	5.500%	183,323.04	0.00	0.00	N/A	01/09/30	--	40,000,000.00	40,000,000.00	10/09/26
12	30323153	MF	Tulsa	OK	Actual/360	6.760%	199,983.33	0.00	0.00	N/A	03/06/30	--	35,500,000.00	35,500,000.00	04/06/26
13A-1-C1	30511870	OF	San Francisco	CA	Actual/360	5.874%	146,869.76	0.00	0.00	02/10/30	02/10/35	--	30,000,000.00	30,000,000.00	10/10/26
14	30511938	LO	West Chester	OH	Actual/360	6.803%	145,846.01	24,358.62	0.00	N/A	03/06/30	--	25,726,181.79	25,701,823.17	10/06/26
15	30323154	MF	Albuquerque	NM	Actual/360	6.280%	112,516.67	0.00	0.00	N/A	03/06/30	--	21,500,000.00	21,500,000.00	10/06/26
16A-2	30512007	OF	New York	NY	Actual/360	6.290%	107,978.33	0.00	0.00	N/A	03/06/30	--	20,600,000.00	20,600,000.00	10/06/26
17A-2-2	30511906	IN	Various	Various	Actual/360	6.499%	100,192.92	0.00	0.00	01/06/28	01/06/30	--	18,500,000.00	18,500,000.00	10/06/26
18A-3-2	30512010	MU	New York	NY	Actual/360	5.431%	27,155.02	0.00	0.00	N/A	01/06/30	--	6,000,000.00	6,000,000.00	10/06/26
18A-5	30511702				Actual/360	5.431%	54,310.04	0.00	0.00	N/A	01/06/30	--	12,000,000.00	12,000,000.00	10/06/26
19	30511948	MF	New York	NY	Actual/360	6.390%	92,388.75	0.00	0.00	N/A	03/06/30	--	17,350,000.00	17,350,000.00	10/06/26
20	30323155	MF	Farmers Branch	TX	Actual/360	6.316%	91,055.67	0.00	0.00	N/A	03/06/30	--	17,300,000.00	17,300,000.00	09/06/26
21A-2-2	30511960	SS	Various	TX	Actual/360	6.135%	87,423.75	0.00	0.00	N/A	02/06/30	--	17,100,000.00	17,100,000.00	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30511908	MF	Jersey City	NJ	Actual/360	6.500%	60,937.50	0.00	0.00	N/A	03/06/30	--	11,250,000.00	11,250,000.00	10/06/26
23	30511911	MF	Birmingham	AL	Actual/360	6.420%	58,850.00	0.00	0.00	N/A	03/06/30	--	11,000,000.00	11,000,000.00	10/06/26
24	30530364	RT	Los Angeles	CA	Actual/360	6.640%	60,866.67	0.00	0.00	N/A	03/06/30	--	11,000,000.00	11,000,000.00	10/06/26
25	30511947	MF	Houston	TX	Actual/360	6.690%	59,931.25	0.00	0.00	N/A	04/06/30	--	10,750,000.00	10,750,000.00	10/06/26
26	30511942	MF	Jersey City	NJ	Actual/360	5.950%	53,302.08	0.00	0.00	N/A	04/06/30	--	10,750,000.00	10,750,000.00	08/06/26
27	30530362	SS	Various	Various	Actual/360	5.500%	48,583.33	0.00	0.00	N/A	03/06/30	--	10,600,000.00	10,600,000.00	10/06/26
28	30511803	MF	Absecon	NJ	Actual/360	6.508%	55,860.33	0.00	0.00	N/A	03/06/30	--	10,300,000.00	10,300,000.00	10/06/26
29	30511935	SS	Humble	TX	Actual/360	6.270%	47,808.75	0.00	0.00	N/A	03/06/30	--	9,150,000.00	9,150,000.00	10/06/26
30	30511968	LO	Springfield	MO	Actual/360	6.915%	43,795.00	0.00	0.00	N/A	04/06/30	--	7,600,000.00	7,600,000.00	10/06/26
31	30511899	MH	Cedar Springs	MI	Actual/360	6.028%	37,675.00	0.00	0.00	N/A	03/06/30	--	7,500,000.00	7,500,000.00	10/06/26
32	30511933	MF	Bronx	NY	Actual/360	6.700%	41,875.00	0.00	0.00	N/A	03/06/30	--	7,500,000.00	7,500,000.00	10/06/26
33	30511881	RT	Marysville	WA	Actual/360	6.950%	33,221.00	0.00	0.00	N/A	03/06/30	--	5,736,000.00	5,736,000.00	10/06/26
34	30511946	IN	Long Island City	NY	Actual/360	6.200%	26,147.31	12,073.58	0.00	N/A	04/06/30	--	5,060,770.56	5,048,696.98	10/06/26
35	30511849	SS	Various	NC	Actual/360	6.493%	24,484.02	0.00	0.00	N/A	03/06/30	--	4,525,000.00	4,525,000.00	10/06/26
Totals							5,011,483.69	36,432.20	0.00				938,697,952.35	938,661,520.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-4-2	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5-2-2	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5-3	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-6-3	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-7-1	74,777,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	15,050,206.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	15,050,206.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	11,994,425.89	12,037,966.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	11,288,199.36	18,546,673.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	11,288,199.36	18,546,673.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,756,943.94	3,841,474.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,810,483.96	0.00	--	--	--	0.00	0.00	0.00	0.00	27,819.42	0.00
7	3,765,267.96	924,228.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,462,146.83	3,078,784.55	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,761,366.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-11	345,944,977.00	223,543,822.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	199,523.61	1,219,447.17	942,907.78	0.00
13A-1-C1	48,122,880.00	44,334,456.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,936,535.92	3,540,589.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,774,023.01	1,691,201.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2	4,719,829.08	5,161,020.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2-2	15,605,333.35	15,440,000.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-3-2	22,997,498.62	22,966,310.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-5	22,997,498.62	22,966,310.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,619,085.02	1,648,891.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,396,978.22	360,481.33	01/01/26	03/31/26	--	0.00	0.00	90,605.15	90,605.15	0.00	0.00
21A-2-2	6,869,556.11	7,759,143.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,069,253.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,158,146.29	1,142,124.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,194,005.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	928,788.36	956,294.84	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	785,669.47	580,661.14	04/30/25	03/31/26	--	0.00	0.00	53,162.87	108,335.36	3,704.41	0.00
27	1,582,513.90	348,672.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	962,526.25	929,062.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	734,551.44	742,018.06	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,322,270.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	879,466.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	784,628.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,041,470.01	997,749.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,129,474.00	1,154,140.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	350,142.94	404,886.66	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	947,021,884.29	413,643,639.62				0.00	0.00	343,291.62	1,418,387.68	974,431.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	1	10,750,000.00	0	0.00	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406495%	6.389886%	40
09/17/26	1	10,750,000.00	0	0.00	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406502%	6.389894%	41
08/17/26	0	0.00	0	0.00	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406508%	6.389900%	42
07/17/26	0	0.00	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406514%	6.389906%	43
06/17/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406521%	6.389913%	44
05/15/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406527%	6.389919%	45
04/17/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406534%	6.389926%	46
03/17/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406540%	6.389932%	47
02/18/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406551%	6.389943%	48
01/16/26	1	35,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406556%	6.389948%	49
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406562%	6.389954%	50
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.406569%	6.389961%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30323153	04/06/26	5	6	199,523.61	1,219,447.17	1,400,173.58	35,500,000.00	08/20/25	3	08/27/26
20	30323155	09/06/26	0	B	90,605.15	90,605.15	0.00	17,300,000.00
26	30511942	08/06/26	1	1	53,162.87	108,335.36	3,704.41	10,750,000.00
Totals					343,291.62	1,418,387.68	1,403,877.99	63,550,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		908,661,520	862,411,520	46,250,000		0
49 - 60 Months		0	0	0		0
> 60 Months		30,000,000	30,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	938,661,520	892,411,520	10,750,000	0	35,500,000	0
Sep-26	938,697,952	892,447,952	10,750,000	0	35,500,000	0
Aug-26	938,728,478	903,228,478	0	0	35,500,000	0
Jul-26	938,758,832	903,258,832	0	35,500,000	0	0
Jun-26	938,794,733	903,294,733	35,500,000	0	0	0
May-26	938,824,713	903,324,713	35,500,000	0	0	0
Apr-26	938,860,254	903,360,254	35,500,000	0	0	0
Mar-26	938,889,864	903,389,864	35,500,000	0	0	0
Feb-26	938,936,538	903,436,538	35,500,000	0	0	0
Jan-26	938,965,716	903,465,716	35,500,000	0	0	0
Dec-25	938,994,730	938,994,730	0	0	0	0
Nov-25	939,029,340	939,029,340	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30323153	35,500,000.00	35,500,000.00	52,300,000.00	12/11/24	3,377,828.00	1.32000	--	03/06/30	I/O
Totals		35,500,000.00	35,500,000.00	52,300,000.00		3,377,828.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30323153	MF	OK	08/20/25	3

10/13/2026 - Transferred to SS 8/20/25 for payment default; lockbox cash managed and debt service paid through 4/6/26. As of 9/4/2026: Lakeside occupancy is 44.23%. Shoreline occupancy is 40.73%. Lakeside 05/31/2026 TTM NCF is

$482,802; Shoreline TTM NCF is $981,708. Borrower indicated that a junior lienholder took control of the subject property and subsequently declared bankruptcy. Counsel continues to actively address all issues within the bankruptcy including seeking relief from the automatic stay. SS continues to pursue noteholder''s right and remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	7,395.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13A-1-C1	(8.20)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(8.20)	0.00	7,395.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,387.63

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Supplemental Notes
None

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